Costs of sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Costs of sales
Per ounce stream purchase cost	$ 127.4	$ 95.6
Cost of prepaid ounces	7.7	6.5
Mineral production taxes	2.3	0.5
Oil & gas operating costs	4.6	3.2
Total costs of sales	$ 142.0	$ 105.8